Financial Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial Expenses [Line Items]
Disclosure detailed information about financial expenses [Text Block]
This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	US$(000)	US$(000)	US$(000)

Interest on mining royalties (a)	144,815	-	-
Interest on senior unsecured credit facility (Note 11(a))	44,678	51,155	35,255
Other financial expenses (b)	10,934	1,880	7,366
Interest on shareholder loans (Note 11(b))	7,992	19,836	1,181
Extinguishment debt - debt issuance cost	6,266	-	-
Amortization debt issuance cost	4,479	8,901	5,927
Capitalized Interest	(2,252)	(1,334)	(33,719)
	216,912	80,438	16,010

(a)
Represents financial expenses related to interest on royalties, interest paid on the royalty installment payment program and interest on royalty penalties for the period December 2006 through the year 2008 of US$141.7 million and interest on ITAN 2012 of US$3.1 million (see Note 14(d)).

(b)
Primarily represents interest and interest on penalties on income and non-income tax contingencies related to SUNAT assessments for prior years in which the Company expects to obtain an unfavorable result.